Shareholder Report	12 Months Ended	21 Months Ended	60 Months Ended	81 Months Ended	91 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Advisor Freedom Blend 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class C
Trading Symbol	FAXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.47%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $8,606 $13,272 $13,566 $12,487 $14,948 $15,590 $18,807 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.64% 7.22% 9.81% Class C 20.64% 7.22% 9.81% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class A
Trading Symbol	FJAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,476 $9,130 $11,894 $11,917 $11,092 $12,245 $12,847 $14,422 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 5.81% 2.71% 4.95% Class A (without 5.75% sales charge) 12.26% 3.93% 5.77% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class M
Trading Symbol	FHMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,496 $8,471 $13,135 $13,502 $12,482 $15,021 $15,747 $19,101 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 17.06% 7.01% 8.91% Class M (without 3.50% sales charge) 21.30% 7.78% 9.42% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class Z
Trading Symbol	FJAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,107 $9,906 $12,452 $12,469 $11,736 $12,795 $13,465 $14,949 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 11.02% 3.72% 5.44% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund
Trading Symbol	FHAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2025 Fund $10,000 $10,042 $9,595 $12,928 $13,030 $12,141 $13,615 $14,307 $16,318 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2025 Fund 14.05% 4.77% 6.67% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class I
Trading Symbol	FHWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,868 $8,850 $13,789 $14,240 $13,234 $16,008 $16,866 $20,555 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 21.88% 8.31% 9.97% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class A
Trading Symbol	FAZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,155 $12,668 $13,061 $12,103 $14,600 $15,347 $18,643 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.49% 6.76% 9.67% Class A (without 5.75% sales charge) 21.48% 8.04% 10.63% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class C
Trading Symbol	FJALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.43%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,008 $9,566 $12,377 $12,307 $11,377 $12,459 $12,972 $14,446 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 10.36% 3.14% 4.97% Class C 11.36% 3.14% 4.97% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class A
Trading Symbol	FRCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,734 $11,787 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.13% 9.85% Class A (without 5.75% sales charge) 21.09% 13.63% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class M
Trading Symbol	FHBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,525 $8,662 $12,899 $13,157 $12,169 $14,149 $14,820 $17,272 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 12.46% 5.26% 7.47% Class M (without 3.50% sales charge) 16.54% 6.01% 7.98% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K6
Trading Symbol	FHODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,112 $9,924 $12,475 $12,510 $11,786 $12,868 $13,566 $15,061 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 11.02% 3.84% 5.55% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class C
Trading Symbol	FHAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,145 $10,232 $11,368 $11,136 $10,548 $11,019 $11,478 $12,288 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 6.05% 1.57% 2.75% Class C 7.05% 1.57% 2.75% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund Class K
Trading Symbol	FHHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,220 $10,415 $11,703 $11,587 $11,096 $11,718 $12,342 $13,360 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 8.25% 2.68% 3.89% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Premier Class
Trading Symbol	FFBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,372,418 $944,398,235 $1,144,898,873 $1,209,269,129 $1,477,111,164 Fidelity Freedom 2055 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 $1,456,250,888 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 22.15% 8.14% Fidelity Freedom 2055 Composite Index℠ 19.03% 7.83% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class M
Trading Symbol	FRCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,950 $12,016 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 16.55% 11.07% Class M (without 3.50% sales charge) 20.77% 13.35% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Premier Class
Trading Symbol	FFCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,582,186 $944,029,295 $1,144,377,333 $1,209,218,726 $1,477,038,585 Fidelity Freedom 2060 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 $1,456,165,678 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 22.15% 8.14% Fidelity Freedom 2060 Composite Index℠ 19.02% 7.83% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Premier Class
Trading Symbol	FRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,036,767,123 $1,261,262,351 Fidelity Freedom 2070 Composite Index℠ $1,000,000,000 $1,044,146,597 $1,242,773,758 S&P 500® Index $1,000,000,000 $1,038,049,093 $1,222,857,869 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 21.65% 14.18% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class A
Trading Symbol	FHJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,314 $8,486 $12,683 $12,961 $12,024 $14,009 $14,713 $17,194 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 10.15% 5.02% 7.41% Class A (without 5.75% sales charge) 16.87% 6.28% 8.25% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class Z
Trading Symbol	FJLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,985 $9,403 $13,184 $13,374 $12,474 $14,223 $14,963 $17,282 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 15.50% 5.56% 7.48% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class I
Trading Symbol	FJADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,043 $9,595 $12,924 $13,027 $12,137 $13,610 $14,312 $16,316 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 14.00% 4.77% 6.67% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K
Trading Symbol	FHEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,107 $9,902 $12,451 $12,470 $11,733 $12,789 $13,469 $14,944 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 10.95% 3.72% 5.44% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class Z
Trading Symbol	FHBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,865 $8,868 $13,831 $14,297 $13,296 $16,107 $16,994 $20,736 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.02% 8.44% 10.09% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class Z
Trading Symbol	FHSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,903 $9,059 $13,576 $13,926 $12,964 $15,156 $15,974 $18,728 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 17.24% 6.65% 8.63% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class M
Trading Symbol	FJAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,749 $9,645 $11,551 $11,443 $10,780 $11,501 $12,039 $13,080 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 4.85% 1.79% 3.60% Class M (without 3.50% sales charge) 8.65% 2.52% 4.09% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund
Trading Symbol	FRBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2070 Fund $10,000 $10,348 $12,560 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Freedom® Blend 2070 Fund 21.38% 13.91% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K
Trading Symbol	FHCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,073 $9,736 $12,739 $12,811 $11,963 $13,249 $13,948 $15,702 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 12.57% 4.27% 6.13% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class Z
Trading Symbol	FHHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,881 $8,876 $13,840 $14,308 $13,297 $15,965 $16,853 $20,270 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 20.28% 7.93% 9.77% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Premier Class
Trading Symbol	FFBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $999,429,080 $933,467,904 $1,064,863,881 $1,122,841,877 $1,297,547,760 Fidelity Freedom 2030 Composite Index℠ $1,000,000,000 $1,011,819,224 $943,332,696 $1,072,176,713 $1,135,577,643 $1,288,827,644 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 15.56% 5.36% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.22% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class A
Trading Symbol	FJAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,505 $9,279 $11,624 $11,598 $10,885 $11,818 $12,409 $13,716 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 4.18% 2.15% 4.25% Class A (without 5.75% sales charge) 10.53% 3.36% 5.07% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund
Trading Symbol	FHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2060 Fund $10,000 $9,873 $8,851 $13,788 $14,244 $13,229 $16,013 $16,873 $20,552 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2060 Fund 21.81% 8.31% 9.97% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class Z
Trading Symbol	FAXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $8,680 $13,529 $13,992 $13,017 $15,746 $16,608 $20,266 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.02% 8.42% 11.03% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund
Trading Symbol	FHAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2055 Fund $10,000 $9,865 $8,856 $13,794 $14,257 $13,250 $16,024 $16,879 $20,563 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2055 Fund 21.83% 8.31% 9.97% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class I
Trading Symbol	FJAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,104 $9,893 $12,421 $12,417 $11,680 $12,720 $13,387 $14,830 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 10.78% 3.61% 5.33% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Premier Class
Trading Symbol	FFBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $991,183,850 $934,038,301 $1,019,087,682 $1,074,766,662 $1,193,841,117 Fidelity Freedom 2015 Composite Index℠ $1,000,000,000 $999,709,906 $943,175,512 $1,029,444,278 $1,088,151,217 $1,192,535,958 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,592 $968,845,888 $1,010,976,620 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 11.08% 3.62% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.59% Bloomberg U.S. Aggregate Bond Index 4.35% 0.22% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K6
Trading Symbol	FRCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,360 $12,601 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 21.64% 14.12% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class C
Trading Symbol	FJAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,988 $9,444 $12,595 $12,576 $11,586 $12,877 $13,402 $15,120 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 11.83% 3.72% 5.60% Class C 12.83% 3.72% 5.60% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund
Trading Symbol	FHAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2015 Fund $10,000 $10,102 $9,891 $12,413 $12,417 $11,683 $12,724 $13,390 $14,838 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2015 Fund 10.82% 3.63% 5.34% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class Z
Trading Symbol	FHJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,872 $8,868 $13,828 $14,295 $13,292 $16,099 $16,984 $20,708 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.92% 8.41% 10.07% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class M
Trading Symbol	FAXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,338 $12,916 $13,272 $12,277 $14,763 $15,485 $18,777 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 17.02% 7.01% 9.78% Class M (without 3.50% sales charge) 21.26% 7.77% 10.36% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund
Trading Symbol	FHBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Retirement Fund	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend Retirement Fund $10,000 $10,204 $10,391 $11,667 $11,550 $11,047 $11,654 $12,253 $13,242 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend Retirement Fund 8.07% 2.56% 3.77% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K
Trading Symbol	FHXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,865 $8,865 $13,832 $14,295 $13,304 $16,109 $16,993 $20,734 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 22.02% 8.43% 10.09% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund
Trading Symbol	FHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2035 Fund $10,000 $9,904 $9,045 $13,541 $13,877 $12,907 $15,078 $15,865 $18,592 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2035 Fund 17.18% 6.54% 8.52% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Premier Class
Trading Symbol	FFBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,012,757,689 $942,915,294 $1,133,613,785 $1,198,504,362 $1,444,199,867 Fidelity Freedom 2040 Composite Index℠ $1,000,000,000 $1,031,285,726 $955,126,569 $1,138,795,898 $1,212,374,114 $1,427,081,742 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 20.50% 7.65% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.39% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class A
Trading Symbol	FHNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,283 $8,305 $12,904 $13,301 $12,326 $14,880 $15,645 $19,008 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.51% 6.78% 8.84% Class A (without 5.75% sales charge) 21.49% 8.05% 9.69% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Premier Class
Trading Symbol	FFCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,612,629 $944,578,737 $1,143,853,411 $1,209,156,691 $1,476,503,148 Fidelity Freedom 2065 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 $1,456,165,678 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 22.11% 8.13% Fidelity Freedom 2065 Composite Index℠ 19.02% 7.83% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K
Trading Symbol	FHBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,047 $9,610 $12,958 $13,074 $12,192 $13,689 $14,409 $16,442 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 14.11% 4.88% 6.78% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K6
Trading Symbol	FFBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $8,680 $13,549 $14,023 $13,065 $15,821 $16,711 $20,395 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 22.04% 8.52% 11.14% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K
Trading Symbol	FHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,881 $8,871 $13,837 $14,306 $13,294 $15,968 $16,845 $20,278 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 20.37% 7.94% 9.77% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class A
Trading Symbol	FJAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,452 $9,005 $12,103 $12,174 $11,308 $12,644 $13,261 $15,082 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 7.20% 3.27% 5.57% Class A (without 5.75% sales charge) 13.74% 4.50% 6.40% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund Premier Class
Trading Symbol	FFBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $984,783,796 $943,966,332 $998,224,638 $1,052,781,532 $1,140,458,744 Fidelity Freedom Retirement Composite Index℠ $1,000,000,000 $990,005,562 $952,227,677 $1,010,725,618 $1,066,703,593 $1,142,569,843 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,592 $968,845,888 $1,010,976,620 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 8.33% 2.67% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.71% Bloomberg U.S. Aggregate Bond Index 4.35% 0.22% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K
Trading Symbol	FHTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,872 $8,863 $13,828 $14,295 $13,300 $16,099 $16,990 $20,706 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 21.87% 8.41% 10.07% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K6
Trading Symbol	FHKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,989 $9,418 $13,216 $13,422 $12,534 $14,303 $15,062 $17,406 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 15.57% 5.66% 7.58% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Premier Class
Trading Symbol	FFBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,815,823 $944,036,734 $1,143,995,705 $1,208,791,651 $1,477,146,723 Fidelity Freedom 2050 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 $1,456,745,885 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 22.20% 8.14% Fidelity Freedom 2050 Composite Index℠ 19.07% 7.84% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K6
Trading Symbol	FHHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,886 $8,890 $13,878 $14,359 $13,356 $16,050 $16,960 $20,434 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 20.48% 8.04% 9.88% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K
Trading Symbol	FHVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,877 $8,873 $13,834 $14,309 $13,307 $16,106 $16,989 $20,720 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 21.96% 8.41% 10.08% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class C
Trading Symbol	FJAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.41%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,081 $9,922 $11,812 $11,648 $10,926 $11,592 $12,075 $13,045 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 7.03% 2.01% 3.57% Class C 8.03% 2.01% 3.57% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class A
Trading Symbol	FHDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,294 $8,311 $12,928 $13,312 $12,330 $14,752 $15,517 $18,608 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 13.02% 6.29% 8.53% Class A (without 5.75% sales charge) 19.92% 7.56% 9.38% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Premier Class
Trading Symbol	FFBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,006,450,796 $939,010,012 $1,099,024,598 $1,159,916,382 $1,362,232,963 Fidelity Freedom 2035 Composite Index℠ $1,000,000,000 $1,021,979,150 $949,435,446 $1,104,524,139 $1,172,536,505 $1,349,529,954 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 17.44% 6.40% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.20% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class A
Trading Symbol	FHGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,278 $8,315 $12,913 $13,303 $12,336 $14,876 $15,642 $19,020 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.60% 6.78% 8.85% Class A (without 5.75% sales charge) 21.59% 8.05% 9.70% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class I
Trading Symbol	FJAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,135 $10,081 $12,122 $12,068 $11,436 $12,253 $12,901 $14,072 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 9.07% 3.03% 4.61% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class M
Trading Symbol	FHEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,488 $8,472 $13,134 $13,499 $12,480 $15,020 $15,756 $19,106 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 17.01% 7.02% 8.91% Class M (without 3.50% sales charge) 21.26% 7.78% 9.43% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K
Trading Symbol	FHWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,872 $8,868 $13,829 $14,303 $13,290 $16,093 $16,985 $20,711 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 21.94% 8.41% 10.08% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K6
Trading Symbol	FHLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,060 $9,629 $12,986 $13,122 $12,244 $13,759 $14,499 $16,567 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 14.26% 4.99% 6.88% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K6
Trading Symbol	FHNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,077 $9,753 $12,766 $12,853 $12,023 $13,326 $14,042 $15,830 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 12.74% 4.40% 6.24% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K
Trading Symbol	FFBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $8,670 $13,524 $13,993 $13,019 $15,744 $16,606 $20,264 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 22.03% 8.42% 11.03% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class C
Trading Symbol	FHREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,807 $8,716 $13,443 $13,754 $12,646 $15,140 $15,806 $19,056 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.57% 7.23% 8.87% Class C 20.57% 7.23% 8.87% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund
Trading Symbol	FHATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2030 Fund $10,000 $9,974 $9,382 $13,150 $13,329 $12,417 $14,134 $14,859 $17,143 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2030 Fund 15.37% 5.45% 7.37% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class Z
Trading Symbol	FHVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,872 $8,861 $13,830 $14,300 $13,289 $16,093 $16,988 $20,708 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.90% 8.41% 10.07% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class I
Trading Symbol	FHQEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,873 $8,854 $13,798 $14,256 $13,249 $16,019 $16,886 $20,567 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 21.80% 8.31% 9.98% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class I
Trading Symbol	FJEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,971 $9,380 $13,150 $13,327 $12,415 $14,135 $14,867 $17,147 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 15.33% 5.45% 7.37% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class A
Trading Symbol	FHJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,284 $8,310 $12,917 $13,301 $12,335 $14,878 $15,642 $19,016 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.58% 6.77% 8.84% Class A (without 5.75% sales charge) 21.57% 8.04% 9.70% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class C
Trading Symbol	FJTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.46%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,919 $9,231 $12,808 $12,853 $11,860 $13,373 $13,915 $15,899 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 13.26% 4.42% 6.31% Class C 14.26% 4.42% 6.31% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class I
Trading Symbol	FRCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,344 $12,560 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 21.43% 13.91% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class I
Trading Symbol	FHCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,862 $8,858 $13,795 $14,248 $13,237 $16,015 $16,874 $20,567 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 21.89% 8.31% 9.98% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Premier Class
Trading Symbol	FFBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $987,724,421 $938,405,919 $1,007,412,211 $1,062,884,059 $1,162,774,418 Fidelity Freedom 2010 Composite Index℠ $1,000,000,000 $995,730,213 $947,416,539 $1,019,345,215 $1,076,807,392 $1,163,788,020 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,592 $968,845,888 $1,010,976,620 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 9.40% 3.07% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.09% Bloomberg U.S. Aggregate Bond Index 4.35% 0.22% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund
Trading Symbol	FHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2010 Fund $10,000 $10,137 $10,080 $12,124 $12,073 $11,432 $12,254 $12,901 $14,079 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2010 Fund 9.14% 3.04% 4.61% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Premier Class
Trading Symbol	FFBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $993,083,991 $929,076,701 $1,029,235,418 $1,084,912,117 $1,223,883,563 Fidelity Freedom 2020 Composite Index℠ $1,000,000,000 $1,003,570,704 $938,474,776 $1,038,976,976 $1,098,827,110 $1,220,541,074 Bloomberg U.S. Aggregate Bond Index $1,000,000,000 $953,978,249 $908,346,598 $923,769,592 $968,845,888 $1,010,976,620 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 12.81% 4.13% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.08% Bloomberg U.S. Aggregate Bond Index 4.35% 0.22% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class M
Trading Symbol	FJATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,714 $9,472 $11,826 $11,778 $11,014 $11,937 $12,498 $13,778 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 6.39% 2.37% 4.32% Class M (without 3.50% sales charge) 10.25% 3.10% 4.81% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class C
Trading Symbol	FHXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,811 $8,710 $13,432 $13,748 $12,640 $15,132 $15,797 $19,055 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.62% 7.24% 8.87% Class C 20.62% 7.24% 8.87% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund
Trading Symbol	FHAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2050 Fund $10,000 $9,861 $8,846 $13,793 $14,247 $13,228 $16,010 $16,870 $20,551 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2050 Fund 21.82% 8.30% 9.96% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class M
Trading Symbol	FJANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,681 $9,303 $12,107 $12,098 $11,235 $12,358 $12,942 $14,488 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 8.03% 2.92% 5.01% Class M (without 3.50% sales charge) 11.95% 3.66% 5.50% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Premier Class
Trading Symbol	FFBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $1,013,208,062 $943,303,067 $1,144,260,691 $1,208,874,656 $1,477,175,758 Fidelity Freedom 2045 Composite Index℠ $1,000,000,000 $1,031,497,482 $955,734,871 $1,148,236,910 $1,223,433,008 $1,457,331,376 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 22.19% 8.14% Fidelity Freedom 2045 Composite Index℠ 19.12% 7.85% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K6
Trading Symbol	FHFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,879 $8,881 $13,865 $14,352 $13,361 $16,196 $17,102 $20,893 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 22.17% 8.55% 10.20% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Premier Class
Trading Symbol	FFBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 6, 2021 through March 31, 2026. Initial investment of $1,000,000,000. Premier Class $1,000,000,000 $995,651,184 $929,242,504 $1,044,611,715 $1,100,226,931 $1,258,095,580 Fidelity Freedom 2025 Composite Index℠ $1,000,000,000 $1,007,265,552 $939,047,637 $1,052,839,636 $1,113,960,406 $1,251,461,489 S&P 500® Index $1,000,000,000 $1,127,571,059 $1,040,427,377 $1,351,318,995 $1,462,825,686 $1,723,259,443 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 14.35% 4.71% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.60% S&P 500® Index 17.80% 11.53% A From April 6, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class C
Trading Symbol	FHZEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 161	1.47%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,812 $8,723 $13,453 $13,747 $12,641 $15,017 $15,673 $18,648 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.98% 6.75% 8.56% Class C 18.98% 6.75% 8.56% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class I
Trading Symbol	FJAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,069 $9,717 $12,701 $12,766 $11,908 $13,169 $13,851 $15,581 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 12.49% 4.17% 6.02% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class I
Trading Symbol	FHGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,899 $9,048 $13,542 $13,876 $12,901 $15,078 $15,863 $18,599 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 17.25% 6.55% 8.53% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class C
Trading Symbol	FRCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,265 $12,338 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.19% 12.76% Class C 20.19% 12.76% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund
Trading Symbol	FFBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2065 Fund $10,000 $8,672 $13,502 $13,953 $12,969 $15,676 $16,523 $20,129 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2065 Fund 21.82% 8.31% 10.92% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K
Trading Symbol	FHFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,138 $10,095 $12,154 $12,120 $11,490 $12,321 $12,984 $14,184 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 9.24% 3.14% 4.72% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class Z
Trading Symbol	FHAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,220 $10,410 $11,702 $11,588 $11,097 $11,719 $12,343 $13,356 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 8.21% 2.68% 3.89% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K
Trading Symbol	FRBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,350 $12,576 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 21.51% 13.99% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K6
Trading Symbol	FHCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,876 $8,876 $13,862 $14,347 $13,359 $16,189 $17,095 $20,867 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 22.07% 8.52% 10.19% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class I
Trading Symbol	FHKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,869 $8,846 $13,784 $14,243 $13,239 $16,008 $16,878 $20,555 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 21.78% 8.32% 9.97% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class C
Trading Symbol	FHDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,809 $8,716 $13,442 $13,739 $12,636 $15,135 $15,799 $19,071 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.71% 7.25% 8.89% Class C 20.71% 7.25% 8.89% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund Class K6
Trading Symbol	FHRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,224 $10,426 $11,729 $11,634 $11,140 $11,787 $12,427 $13,455 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 8.28% 2.78% 3.99% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class A
Trading Symbol	FHABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,542 $9,463 $11,352 $11,272 $10,650 $11,385 $11,956 $13,015 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 2.60% 1.56% 3.54% Class A (without 5.75% sales charge) 8.85% 2.77% 4.35% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class M
Trading Symbol	FJAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,665 $9,187 $12,308 $12,347 $11,446 $12,773 $13,358 $15,158 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 9.51% 3.51% 5.64% Class M (without 3.50% sales charge) 13.48% 4.25% 6.14% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class Z
Trading Symbol	FRCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,352 $12,580 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 21.52% 14.01% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850	$ 47,210,850
Holdings Count | shares	22	22	22	22	22
Advisory Fees Paid, Amount	$ 75,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%

Holdings [Text Block]	Domestic Equity Funds 53.0 International Equity Funds 42.3 Bond Funds 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.0 International Equity Funds - 42.3 Bond Funds - 4.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Large Cap Stock Fund 7.8 Fidelity Series International Value Fund 7.1 Fidelity Series Overseas Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund
Trading Symbol	FHAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2045 Fund $10,000 $9,869 $8,853 $13,795 $14,246 $13,238 $16,010 $16,871 $20,568 Fidelity Freedom 2045 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,107 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2045 Fund 21.91% 8.32% 9.98% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.65% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346	$ 4,169,922,346
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 10,616,108
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 40.2 Bond Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 40.2 Bond Funds - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.0 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.9 Fidelity Series International Value Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 83.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class A
Trading Symbol	FHAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,605 $9,759 $10,924 $10,782 $10,287 $10,837 $11,372 $12,260 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 1.61% 1.13% 2.72% Class A (without 5.75% sales charge) 7.81% 2.33% 3.53% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class M
Trading Symbol	FHTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,501 $8,481 $13,142 $13,501 $12,489 $15,030 $15,749 $19,095 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 17.00% 6.99% 8.90% Class M (without 3.50% sales charge) 21.24% 7.76% 9.42% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class M
Trading Symbol	FTYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,596 $8,978 $12,528 $12,626 $11,707 $13,263 $13,881 $15,934 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 10.77% 4.18% 6.34% Class M (without 3.50% sales charge) 14.79% 4.93% 6.84% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class C
Trading Symbol	FJASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.42%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,043 $9,738 $12,102 $11,989 $11,160 $12,025 $12,533 $13,748 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,107 $10,092 $12,336 $12,479 $11,773 $12,850 $13,583 $14,886 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 8.70% 2.58% 4.29% Class C 9.70% 2.58% 4.29% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.39% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887	$ 332,449,887
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 950,396
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.1 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series Investment Grade Securitized Fund 5.5 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 66.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class A
Trading Symbol	FHUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,288 $8,308 $12,914 $13,314 $12,338 $14,887 $15,648 $19,023 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 14.58% 6.78% 8.85% Class A (without 5.75% sales charge) 21.57% 8.05% 9.70% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K6
Trading Symbol	FHJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,907 $9,074 $13,619 $13,976 $13,027 $15,238 $16,074 $18,876 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 17.44% 6.75% 8.74% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund
Trading Symbol	FHAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2020 Fund $10,000 $10,063 $9,723 $12,700 $12,757 $11,913 $13,175 $13,860 $15,590 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2020 Fund 12.49% 4.19% 6.03% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class Z
Trading Symbol	FHPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,877 $8,867 $13,834 $14,307 $13,311 $16,106 $16,998 $20,725 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 21.93% 8.42% 10.09% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class M
Trading Symbol	FHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,495 $8,470 $13,131 $13,495 $12,481 $15,011 $15,746 $19,100 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 17.06% 7.02% 8.91% Class M (without 3.50% sales charge) 21.30% 7.78% 9.42% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K
Trading Symbol	FHZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,903 $9,055 $13,579 $13,925 $12,964 $15,156 $15,974 $18,728 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 17.24% 6.64% 8.63% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class Z
Trading Symbol	FJABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,047 $9,614 $12,952 $13,082 $12,188 $13,690 $14,398 $16,444 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,043 $9,773 $12,764 $13,051 $12,167 $13,642 $14,434 $16,215 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.21% 4.89% 6.78% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.58% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835	$ 2,514,301,835
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 6,931,716
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Large Cap Value Index Fund 8.6 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.2 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Large Cap Stock Fund 4.5 64.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K6
Trading Symbol	FHDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,881 $8,882 $13,863 $14,363 $13,371 $16,202 $17,100 $20,886 Fidelity Freedom 2055 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,092 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 22.14% 8.54% 10.20% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291	$ 2,613,990,291
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 6,592,844
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.8 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.8 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund
Trading Symbol	FHARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Blend 2040 Fund $10,000 $9,865 $8,855 $13,805 $14,255 $13,233 $15,876 $16,739 $20,121 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® Blend 2040 Fund 20.20% 7.83% 9.66% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K
Trading Symbol	FHAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $9,985 $9,399 $13,186 $13,376 $12,472 $14,212 $14,966 $17,272 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 15.41% 5.55% 7.47% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class C
Trading Symbol	FHLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,813 $8,712 $13,432 $13,740 $12,640 $15,139 $15,792 $19,043 Fidelity Freedom 2060 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,091 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 19.59% 7.23% 8.87% Class C 20.59% 7.23% 8.87% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638	$ 1,461,323,638
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 3,610,611
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.5 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Canada Fund 4.1 85.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class A
Trading Symbol	FJAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,383 $8,812 $12,312 $12,442 $11,568 $13,135 $13,780 $15,860 Fidelity Freedom 2030 Composite Index℠ $10,000 $9,983 $9,554 $12,953 $13,325 $12,423 $14,120 $14,955 $16,973 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 8.47% 3.96% 6.27% Class A (without 5.75% sales charge) 15.09% 5.19% 7.10% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.23% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120	$ 4,347,223,120
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,303,201
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 37.0 Domestic Equity Funds 34.9 International Equity Funds 27.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.0 Domestic Equity Funds - 34.9 International Equity Funds - 27.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.6 Fidelity Series Blue Chip Growth Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.4 Fidelity Series Investment Grade Bond Fund 6.3 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 4.4 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class I
Trading Symbol	FAXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $8,666 $13,498 $13,953 $12,959 $15,674 $16,515 $20,123 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 21.85% 8.31% 10.92% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778	$ 560,851,778
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 1,336,669
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.6 Fidelity Series Blue Chip Growth Fund 13.1 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 8.3 Fidelity Series Large Cap Stock Fund 8.2 Fidelity Series International Value Fund 6.8 Fidelity Series Overseas Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Canada Fund 4.1 85.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class M
Trading Symbol	FHOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,497 $8,477 $13,145 $13,503 $12,478 $14,891 $15,623 $18,677 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.36% 6.52% 8.59% Class M (without 3.50% sales charge) 19.55% 7.28% 9.10% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class Z
Trading Symbol	FJAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,138 $10,097 $12,159 $12,113 $11,489 $12,321 $12,981 $14,191 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.32% 3.14% 4.72% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class Z
Trading Symbol	FJAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,073 $9,736 $12,732 $12,802 $11,962 $13,248 $13,943 $15,709 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,073 $9,915 $12,584 $12,802 $11,972 $13,254 $14,017 $15,570 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 12.67% 4.29% 6.14% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.01% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296	$ 1,276,372,296
Holdings Count | shares	49	49	49	49	49
Advisory Fees Paid, Amount	$ 3,260,714
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.8 Short-Term Funds 2.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.8 Short-Term Funds - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.3 Fidelity Series Large Cap Value Index Fund 7.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Blue Chip Growth Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 64.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class M
Trading Symbol	FHALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,820 $9,952 $11,112 $10,944 $10,412 $10,938 $11,450 $12,314 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 3.78% 1.35% 2.78% Class M (without 3.50% sales charge) 7.55% 2.08% 3.27% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K6
Trading Symbol	FHEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $9,875 $8,875 $13,856 $14,344 $13,355 $16,186 $17,091 $20,880 Fidelity Freedom 2050 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,232 $13,186 $15,842 $16,880 $20,099 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 22.17% 8.55% 10.20% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.64% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934	$ 3,689,428,934
Holdings Count | shares	41	41	41	41	41
Advisory Fees Paid, Amount	$ 9,358,090
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.8 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.8 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.9 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series Overseas Fund 6.7 Fidelity Series International Value Fund 6.7 Fidelity Series International Growth Fund 6.7 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Canada Fund 4.0 84.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K6
Trading Symbol	FHPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,152 $10,107 $12,189 $12,156 $11,546 $12,392 $13,073 $14,293 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,147 $10,290 $12,077 $12,146 $11,556 $12,434 $13,135 $14,196 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 9.34% 3.24% 4.82% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.73% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419	$ 203,748,419
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 441,074
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 59.4 Domestic Equity Funds 17.9 International Equity Funds 16.0 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 Domestic Equity Funds - 17.9 International Equity Funds - 16.0 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.6 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Blue Chip Growth Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.8 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Blend Retirement Fund- Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class I
Trading Symbol	FHAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,214 $10,393 $11,673 $11,549 $11,038 $11,652 $12,258 $13,258 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,223 $10,623 $11,687 $11,652 $11,208 $11,896 $12,555 $13,448 Bloomberg U.S. Aggregate Bond Index $10,000 $10,395 $11,324 $11,404 $10,931 $10,408 $10,585 $11,101 $11,584 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 8.16% 2.58% 3.79% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.98% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.96% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466	$ 217,536,466
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 491,972
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.7 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.7 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Bond Index Fund 10.7 Fidelity Series Investment Grade Bond Fund 9.9 Fidelity Series Corporate Bond Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Treasury Bill Index Fund 4.3 Fidelity Series Large Cap Value Index Fund 4.1 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 74.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class C
Trading Symbol	FHVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.47%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,844 $8,905 $13,201 $13,381 $12,330 $14,259 $14,854 $17,237 Fidelity Freedom 2035 Composite Index℠ $10,000 $9,897 $9,181 $13,259 $13,817 $12,836 $14,933 $15,853 $18,246 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 15.04% 5.48% 7.44% Class C 16.04% 5.48% 7.44% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.25% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697	$ 4,774,644,697
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 12,522,295
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 39.8 International Equity Funds 30.9 Bond Funds 28.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.8 International Equity Funds - 30.9 Bond Funds - 28.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.0 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.2 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 65.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Freedom Blend 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class I
Trading Symbol	FHJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2018 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,867 $8,864 $13,803 $14,250 $13,238 $15,871 $16,739 $20,112 Fidelity Freedom 2040 Composite Index℠ $10,000 $9,871 $9,004 $13,506 $14,229 $13,178 $15,712 $16,727 $19,689 S&P 500® Index $10,000 $9,884 $9,195 $14,376 $16,625 $15,340 $19,924 $21,568 $25,408 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 20.15% 7.82% 9.65% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.35% S&P 500® Index 17.80% 12.06% 13.08% A From August 31, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Aug. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262	$ 4,622,181,262
Holdings Count | shares	48	48	48	48	48
Advisory Fees Paid, Amount	$ 11,983,334
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.6 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.5 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series Overseas Fund 6.0 Fidelity Series International Value Fund 6.0 Fidelity Series International Growth Fund 6.0 Fidelity Series Value Discovery Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 75.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec